Financial Assets and Financial Liabilities - Gazprombank Facilities - Additional Information (Detail) - RUB (₽) ₽ in Millions			1 Months Ended
	May 31, 2020	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings				₽ 303,810	₽ 377,411
Borrowings, maturity			March 2027 with the option of further extension by three years more if the extension conditions are met
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings				164,092	247,419
Gazprombank [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings restructured, including interest payable		₽ 101,459	₽ 101,459
Gazprombank [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings				₽ 97,505	₽ 139,971
Borrowings interest rate				5.80%
Ruble Denominated [Member] | Gazprombank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	until 2027 with a further extension of the final repayment period until 2030	until 2027
Consideration received		₽ 37,887